Basic and Diluted Net Loss Per Share - Schedule of Weighted average number of Shares (Details) - FREYR AS - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
EDGE warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Weighted average Number of shares to be excluded from Computation of EPS to be anti-dilutive	12,154,303		5,257,396
Other nonemployee warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Weighted average Number of shares to be excluded from Computation of EPS to be anti-dilutive	2,308,526		170,301
Employee awards
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Weighted average Number of shares to be excluded from Computation of EPS to be anti-dilutive	3,541,525		327,869
Employee Warrant
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Weighted average Number of shares to be excluded from Computation of EPS to be anti-dilutive	610,000
2020 Convertible Notes
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Weighted average Number of shares to be excluded from Computation of EPS to be anti-dilutive		2,054,815
2018 Convertible Notes
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Weighted average Number of shares to be excluded from Computation of EPS to be anti-dilutive		954,219		921,053
Warrant liability
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Weighted average Number of shares to be excluded from Computation of EPS to be anti-dilutive		1,836,742
Redeemable preferred shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Weighted average Number of shares to be excluded from Computation of EPS to be anti-dilutive	11,083,333		1,024,590